Related Party Disclosures - Summary of Fees for Directors Stevanato Group S.p.A. (Details) - Directors of Stevanato Group S.p.A. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 1,970	€ 2,242	€ 2,353
Fixed remuneration Fringe benefits	6	12	12
Pension expense		70	62
Share based compensation	459	438	379
Total remuneration	€ 2,435	€ 2,762	€ 2,806